SHAREHOLDERS' EQUITY, Ordinary Shares (Q1) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares	Dec. 31, 2019 Vote $ / shares shares
Stockholders' Equity [Abstract]
Ordinary shares subject to possible redemption (in shares)		17,108,250	22,424,313
Conversion of stock at the time of an initial business combination (in shares)	1	1
Stock conversion percentage threshold	20.00%	20.00%
Class A Ordinary Shares [Member]
Stockholders' Equity [Abstract]
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Votes per share | Vote	1	1	1
Ordinary shares, shares issued (in shares)	15,655,615	7,891,750	2,575,687
Ordinary shares, shares outstanding (in shares)	15,655,615	7,891,750	2,575,687
Ordinary shares subject to possible redemption (in shares)	9,342,960	17,108,250	22,424,313
Class B Ordinary Shares [Member]
Stockholders' Equity [Abstract]
Ordinary shares, shares authorized (in shares)	20,000,000	20,000,000	20,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Votes per share | Vote	1	1	1
Ordinary shares, shares issued (in shares)	6,250,000	6,250,000	6,250,000
Ordinary shares, shares outstanding (in shares)	6,250,000	6,250,000	6,250,000